Financial instruments - Current financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Current financial liabilities	€ 50,795	€ 149,096
Current loan liabilities	27,114	129,971
Current portion of lease obligations	19,563	19,115
Other current financial liabilities	€ 4,118	€ 10